Business acquisitions and equity investment transactions (Schedule of Proforma Information - 2015 Acquisitions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Business Acquisition [Line Items]
Revenues	¥ 7,592,127	$ 1,094,439	¥ 4,478,098	¥ 1,628,120
Net income/(loss)	¥ 772,963	$ 111,425	1,648,583	(139,433)
2015 Acquisitions [Member]
Business Acquisition [Line Items]
Pro forma total revenues			5,221,763	2,854,782
Pro forma net loss			(3,441,828)	¥ (595,009)
Revenues			1,179,517
Net income/(loss)			¥ 500,524